Schedule II - Valuation And Qualifying Accounts (Details) - Allowance For Doubtful Accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation and Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF PERIOD	$ (14,236)	$ (13,244)	$ (14,728)
(CHARGED) CREDITED TO COSTS AND EXPENSES	(17,376)	(16,420)	(14,435)
(CHARGED) CREDITED TO OTHER ACCOUNTS	(1,360)	(1,518)	(1,169)
DEDUCTIONS	17,797	16,946	17,088
BALANCE AT END OF PERIOD	$ (15,175)	$ (14,236)	$ (13,244)